STATEMENTS OF OPERATIONS (Unaudited) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		55 Months Ended	64 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Sep. 30, 2012
Income Statement [Abstract]
REVENUES	$ 0	$ 0	$ 0	$ 0			$ 4,855	$ 4,855
OPERATING EXPENSES
Advertising	657	17,550	1,971	17,550	22,732		22,732	24,703
General and administrative (Note 9 and 8)	143,181	149,298	450,038	179,298	345,928	2,333	392,063	842,101
Impairment of mineral property acquisition costs (Note 3)	0	50,124	0	50,124	50,124		50,124	50,124
Accretion on promissory note (Note 6)	37,940	0	75,880	0				75,880
Investor relations	157,249	2,899	216,590	2,899	22,046		22,046	238,636
Professional fees	44,725	29,508	128,718	32,763	93,056	5,985	126,128	254,846
Mineral property exploration costs (Note 11 and 10)	62,904	87,469	133,700	87,469	329,107		329,107	462,807
Stock-based compensation (Note 7 and 6)	433,408	0	1,851,782	0	107,772		107,772	1,959,554
Travel	2,848	1,380	12,268	1,380	1,543		1,543	13,811
TOTAL OPERATING EXPENSES	882,912	338,228	2,870,947	371,483	972,308	8,318	1,051,515	3,922,462
LOSS FROM OPERATIONS	(882,912)	(338,228)	(2,870,947)	(371,483)	(972,308)	(8,318)	(1,046,660)	(3,917,607)
OTHER INCOME (EXPENSES)
Gain on debt settlement	0	0	0	17,631	17,631		17,631	17,631
Other income (expenses)	0	0	0	0		(1,167)	(1,167)	(1,167)
NET LOSS AND COMPREHENSIVE LOSS	$ (882,912)	$ (338,228)	$ (2,870,947)	$ (353,852)	$ (954,677)	$ (9,485)	$ (1,030,196)	$ (3,901,143)
BASIC LOSS PER SHARE	$ (0.02)	$ (0.01)	$ (0.06)	$ 0.00	$ (0.01)	$ 0
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING	51,107,957	49,737,000	51,034,723	143,197,989	121,990,562	190,587,000